Intangibles (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2017
Schedule of Intangible Assets [Abstract]
Net Intangibles, Beginning Balance	$ 200,081	$ 216,372	$ 180,890
License agreement amendment			53,115
Less: amortization	(10,622)	(16,291)	(17,633)
Net Intangibles, Ending Balance	$ 189,459	$ 200,081	$ 216,372
Maximum [Member]
Schedule of Intangible Assets [Abstract]
Net Intangibles, Useful Life	13 years	13 years
Minimum [Member]
Schedule of Intangible Assets [Abstract]
Net Intangibles, Useful Life	12 years	12 years